Segment Reporting and Business Concentrations (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	$ 417,479	$ 355,060	$ 757,907	$ 653,721	$ 563,677
Property, plant and equipment, net	65,659		63,626	55,274	62,790
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	386,765	328,181	700,471	602,418	529,521
Property, plant and equipment, net	64,821		62,781	55,103	62,368
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from external customers	30,714	$ 26,879	57,436	51,303	34,156
Property, plant and equipment, net	$ 838		$ 845	$ 171	$ 422